Significant related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Purchase of services [Abstract]
Support service fees paid/payable to related corporations	$ 1,878	$ 1,873	$ 3,856	$ 3,744
Rental paid/payable to a related corporation	246	231	494	454
Rendering of services [Abstract]
Management fees received/receivable from related corporations	15	0	78	0
Other transactions with related corporations [Abstract]
Services paid on behalf of/settled on behalf by related corporations	17,240	18,594	35,115	37,582
Purchase and rendering of services to joint venture [Abstract]
Support service fees paid/payable to joint venture	1,170	0	1,170	0
Management fees received/receivable from joint venture	1,430	810	2,873	1,621
Management fees paid/payable to joint venture	1,001	203	1,529	203
Other transactions with joint venture [Abstract]
Interest income received/receivable from joint venture	643	882	1,258	1,720
Services paid on behalf of/settled on behalf by joint venture	(4,147)	(1,928)	(8,968)	(3,814)
Pool arrangements [Abstract]
Revenue distributable/distributed to joint venture	$ 22,017	$ 15,063	$ 43,705	$ 29,175